Annual Fund Operating Expenses - Class A - DWS Bond VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	0.74%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.63%